Derivatives - Schedule of Derivative Instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount				£ 335.0
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	£ 335.0
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $			$ 447			$ 428
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		€ 0	$ 0		€ 5,000,000.0	$ 5